Accounts receivable (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	$ 1,007,224	$ 104,128
Unbilled trade receivables	1,132,911
Other receivables	931,041
Sales tax receivable	258,477	106,412
Accounts receivable	3,329,653	210,540
Amount receivable from sale of shares	892,609
Allowance for expected credit losses	0	0
1 - 30 days
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	309,362	71,423
31 - 60 days
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	226,713	9,483
61 - 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	253,141	17,753
Greater than 90 days
Disclosure Of Trade And Other Receivables [Line Items]
Total trade accounts receivable	$ 218,008	$ 5,469